Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2017:

Diversification by Fair Value(1)
	West	East	South	Midwest	Total
Office	16.1%	20.2%	5.6%	—%	41.9%
Apartment	8.4%	8.0%	3.6%	0.9%	20.9%
Retail	8.1%	3.0%	7.6%	0.7%	19.4%
Industrial	7.5%	2.0%	4.1%	0.8%	14.4%
Other(2)	0.6%	2.6%	0.1%	0.1%	3.4%
Total	40.7%	35.8%	21.0%	2.5%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interests in Storage Portfolio investments, a fee interest encumbered by a ground lease real estate investment and land.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI